Prepayments and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Current prepayments [abstract]
Schedule of Prepayments

EUR'000	2025	2024	2023
Prepayments (Current)	13,523	16,643	9,562

Schedule of Other Non-current Assets

EUR'000	2025	2024	2023
Other non-current assets	54,069	7,211	—